                                 ANNUAL REPORT

HSBC INVESTOR FUNDS

October 31, 2000

  HSBC Investor Money Market Fund

  HSBC Investor U.S. Government Money Market Fund

  HSBC Investor New York Tax-Free Money Market Fund



[HSBC LOGO]

YOUR WORLD OF FINANCIAL SERVICES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

HSBC INVESTOR FUNDS
ANNUAL REPORT - OCTOBER 31, 2000

Presidents Message ................................................1

Commentary From the Investment Manager ............................2

Portfolio Reviews .................................................3

HSBC Investor Money Market Fund ...................................6

HSBC Investor U.S. Government Money Market Fund ..................15

HSBC Investor New York Tax-Free Money Market Fund ................23

Notes to Financial Statements ....................................32

Independent Auditors Report ......................................36





--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

We are pleased to present you with the annual reports for the HSBC Investor Family of Funds for the year ended October 31, 2000. The report contains the following features:

  Commentary From the Investment Manager

  Portfolio Reviews -- investment strategy, performance overview and outlook for the coming months

  Schedules of Portfolio Investments -- listing of the security holdings in each Fund

  Statements of Assets and Liabilities -- summary of the assets and liabilities of each Fund

  Statements of Operations -- summary of operations and its effect on the assets of each Fund

  Statements of Changes in Net Assets -- summary of changes in net assets during the period

  Financial Highlights -- per share summary of activity affecting net asset value per share

  Notes to Financial Statements

Finally, we thank you for your continued confidence in us. We look forward to providing you with investment management services to meet your needs now and in the years ahead.

Sincerely,

Walter B. Grimm
Walter B. Grimm
President
December 2000





--------------------------------------------------------------------------------

COMMENTARY FROM THE INVESTMENT MANAGER
--------------------------------------------------------------------------------


HSBC BANK USA


U.S. ECONOMIC REVIEW

The U.S. economy grew very rapidly during much of the year ended October 31, 2000. Real Gross Domestic Product(1) growth averaged an annualized rate of more than 6% during the three calendar quarters ended in June. That growth, coupled with rising oil prices, led to concerns that inflation would rise. The Federal Reserve Board (the Fed) in response raised the federal funds rate four times, for a total increase of 1.25 percentage points, in an attempt to slow economic growth to a targeted rate of 3% to 3.5%.

Those rate increases started to take effect during the second calendar quarter of 2000. Their dampening effect on the economy was compounded by heightened tensions in the Middle East and weak equity markets. These combined factors appear to have slowed the economy considerably, greatly decreasing the chance of rising inflation. The Fed appears to have orchestrated a soft landing for the economy. In other words, the economy seems to have slowed enough to hold off inflation, but does not appear headed for recession.



--------------------------------------------------------------------------------

(1) The Gross Domestic Product is the measure of the market value of the goods and services produced by labor and property in the United States.

PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR MONEY MARKET FUND'D'
(CLASS A (INVESTOR) SHARES, D (PRIVATE INVESTOR) SHARES AND Y (ADVISER) SHARES)

by Peter J. Loftus
Portfolio Manager


The HSBC Investor Money Market Fund (the "Fund") returned 5.60% for Class A (Investor) Shares, 5.75% for Class D (Private Investor) Shares, and 6.02% for Class Y (Adviser) Shares during the year ended October 31, 2000. Those compare to a 5.53% return for the Funds benchmark, the Lipper Money Market Funds Average.(1) The Funds annualized 7-day yield through October 31, 2000, was 5.85% for Class A (Investor) Shares, 6.00% for Class D (Private Investor) Shares and 6.25% for Class Y (Adviser) Shares.(2)

The U.S. economy grew strongly during much of the recent period, fueling concerns about rising inflation. The Fed raised short-term interest rates four times during the period, from 5.25% to 6.5%, in an effort to slow the economy and head off inflation. Those rate hikes appeared to have the desired effect by the end of the period, as the economy began to show signs of slowing.

The Funds average maturity was shorter than that of its peer group throughout the period. That approach benefited performance as short-term rates rose. The Funds average maturity began the period at 15 days and ended at 41 days. Commercial paper (57.2% of net assets on October 31, 2000) made up the majority of the Funds portfolio, followed by repurchase agreements (11.8%), floating-rate notes (10.9%), corporate bonds (8.8%) and U.S. government agencies (5.6%). We focused on keeping the Funds credit quality high, because many companies warned that their profits might fall short of expectations. We felt that the extra yield available from lower-rated securities was not enough to compensate for their additional risk.*

Economic growth appears to be slowing to a more sustainable level. Therefore, we do not expect the Fed to raise rates in the coming months. In fact, the Fed might even lower interest rates if it appears the economy is growing too slowly. We will extend the Funds average maturity to around 40 to 50 days, which we feel should help the Fund to capture additional yield if rates fall. We will also continue to invest in high-quality securities.*



--------------------------------------------------------------------------------

'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AS YIELDS ON MONEY MARKET FUNDS FLUCTUATE DAILY.

(1) The Lipper Money Market Funds Average is an average of managed funds that invest in high-quality financial instruments rated in the top two grades, with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

* Portfolio composition is subject to change.

PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND'D'
(CLASS A (INVESTOR) SHARES, B SHARES, D (PRIVATE INVESTOR)
SHARES AND Y (ADVISER) SHARES)

by Peter J. Loftus
Portfolio Manager

The HSBC Investor U.S. Government Money Market Fund (the "Fund") for the year ended October 31, 2000, returned 5.32% for Class A (Investor) Shares, 4.72% for Class B Shares, 5.47% for Class D (Private Investor) Shares, and 5.74% for Class Y (Adviser) Shares. That compared to 5.52% for the Lipper U.S. Government Money Market Funds Average.(1) The Funds annualized 7-day yield as of October 31, 2000, was 5.71% for Class A (Investor) Shares, 5.11% for Class B Shares, 5.86% for Class D (Private Investor) Shares and 6.11% for Class Y (Adviser)
Shares.(2)

Rising interest rates and poor performance from the money markets characterized the year. The economy was growing very fast at the start of the period, leading to fears of increased inflation. The Fed raised the federal funds rate four times, for a total increase of 1.25 percentage points, in an effort to slow economic growth and head off inflation. Those rate hikes led to higher yields on short-term securities, hurting their performance through price reductions. The market began to stabilize late in the period, as investors anticipated that signs of a slowing economy would allow the Fed to maintain a neutral monetary policy going forward.

Our strategy in that environment was to invest in floating-rate notes, which provide a yield that is a fixed amount higher than Treasury bills. Those issues help performance when rates rise, since their yields increase as Treasury yields rise. We also took advantage of market weakness to buy securities with attractive yields and high credit quality. Treasury and agency issues became very inexpensive, as investors reacted to fears of a more restrictive Fed policy, and we bought them to lock in their high yields. During the last two months of the period we liquidated the Funds position in Treasury securities and invested the proceeds in agency issues, because the yields available on agencies had become more attractive. We decreased the Funds average maturity from 65 days at the beginning of the period to 36 days as of October 31, 2000.*

We expect the economy to continue to slow during the coming months, allowing the Fed to maintain a neutral monetary policy or perhaps even lower interest rates, allowing yields on short-term fixed-income securities to decline. We may extend the Funds average maturity to help lock in higher yields, and will continue to look for other opportunities to increase the Funds yield for shareholders.



--------------------------------------------------------------------------------

'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AS YIELDS ON MONEY MARKET FUNDS FLUCTUATE DAILY.

(1) The Lipper U.S. Government Money Market Funds Average is an average of managed funds that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

* Portfolio composition is subject to change.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND'D'
(CLASS A (INVESTOR) SHARES, D (PRIVATE INVESTOR) SHARES AND Y (ADVISER) SHARES)

by Peter J. Loftus
Portfolio Manager

The HSBC Investor New York Tax-Free Money Market Fund (the "Fund") posted total returns of 3.24% for Class A (Investor) Shares, 3.39% for Class D (Private Investor) Shares, and 3.65% Class Y (Adviser) Shares during the year ended October 31, 2000. That compares to a total return of 3.38% for the Funds benchmark, the Lipper New York Tax-Exempt Money Market Funds Average.(1) The Funds annualized 7-day yield on October 31, 2000, was 3.54% for Class A (Investor) Shares, 3.69% for Class D (Private Investor) Shares and 3.93% for Class Y (Adviser) Shares.(2)

The past year in the short-term tax-exempt market was characterized by rising interest rates. Concerns over inflation led the Fed to raise interest rates four times during the period. In this rising rate environment, investors considered yield secondary to preserving their principal.

The Funds average maturity in the beginning of the period was 18 days. This was shorter than the average maturity of the Funds typical peer, as we sought to reduce the risk in the Funds portfolio. The Fund ended the period with an average maturity of 26 days. Though we kept the Funds average maturity relatively short and positioned the Fund correctly for a rising interest rate environment, the relatively poor performance of tax-free securities hurt the Funds returns. The Fund held 67.3% of its net assets on October 31, 2000 in weekly and daily floating rate notes, 5.5% in municipal notes and the remainder in tax-exempt commercial paper and cash equivalents.*

We anticipate the Fed will probably not raise interest rates during the next three to six months. We plan to lengthen the Funds average maturity to around 30 to 40 days to help capture additional yield for shareholders. Demand tends to pick up near the end of the calendar year, as investors shift their money into more stable investments. We believe that should help support prices of the securities in the Funds portfolio.*




--------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. The Funds income may be subject to the federal alternative minimum tax and to certain state and local taxes. Regional funds may be subject to additional risk, since companies they invest in are located in one geographical location. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AS YIELDS ON MONEY MARKET FUNDS FLUCTUATE DAILY.

(1) The Lipper N.Y. Tax-Exempt Money Market Funds Average is an average of managed funds that invest in municipal obligations of New York with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

* Portfolio composition is subject to change

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR MONEY MARKET FUND                                 OCTOBER 31, 2000

------------------------------------------------------------------------------------------------------------
 COMMERCIAL PAPER  - 57.2%
                          SECURITY                                   MATURITY    PRINCIPAL
                        DESCRIPTION                           RATE     DATE       AMOUNT          VALUE
------------------------------------------------------------  ----   --------   -----------   --------------
AUTOMOTIVE  - 3.0%
Daimler Chrysler............................................  6.49%   11/9/00   $10,000,000   $    9,985,578
Daimler Chrysler............................................  6.46   11/27/00    10,000,000        9,953,344
Daimler Chrysler............................................  6.45   12/18/00    13,000,000       12,890,529
                                                                                              --------------
                                                                                                  32,829,451
                                                                                              --------------
BANKING  - 2.3%
Banco Santander Brasil......................................  6.55   11/14/00    12,600,000       12,570,198
Citicorp....................................................  6.47    11/6/00    13,000,000       12,988,318
                                                                                              --------------
                                                                                                  25,558,516
                                                                                              --------------
CHEMICALS  - 2.0%
Dupont Chemical Co. ........................................  6.46   11/30/00    16,478,000       16,392,250
West Baton Rouge, Louisiana (Guaranteed by Dow Chemical)....  6.62    12/8/00     5,000,000        5,000,000
                                                                                              --------------
                                                                                                  21,392,250
                                                                                              --------------
CONSUMER MANUFACTURING  - 0.4%
Minnesota Mining & Manufacturing............................  6.45   11/14/00     4,700,000        4,689,053
                                                                                              --------------

CONSUMER PRODUCTS  - 2.8%
Nike, Inc. .................................................  6.50   11/20/00    10,000,000        9,965,694
Nike, Inc. .................................................  6.50   12/15/00    20,490,000       20,327,970
                                                                                              --------------
                                                                                                  30,293,664
                                                                                              --------------
EDUCATION  - 7.6%
Harvard University..........................................  6.53    11/7/00    10,000,000        9,989,267
Harvard University..........................................  6.52   11/10/00    10,000,000        9,983,925
Harvard University..........................................  6.53   12/15/00     8,000,000        7,937,031
Tennessee State School Board................................  6.50   11/13/00    10,000,000       10,000,000
Tennessee State School Board................................  6.58    12/6/00     6,150,000        6,150,000
Tennessee State School Board................................  6.62   12/21/00     4,400,000        4,400,000
Yale University.............................................  6.61     1/3/01    15,000,000       14,828,849
Yale University.............................................  6.56    11/3/00    10,000,000        9,996,406
Yale University.............................................  6.47   12/12/00    10,000,000        9,926,314
                                                                                              --------------
                                                                                                  83,211,792
                                                                                              --------------
FINANCE  - 16.6%
American Express Credit Corp. ..............................  6.47    11/2/00    10,000,000        9,998,203
American Express Credit Corp. ..............................  6.48    11/9/00    10,000,000        9,985,600
American Express Credit Corp. ..............................  6.46    12/5/00    10,000,000        9,938,989
Associates Corp. ...........................................  6.52     1/8/01    15,000,000       14,815,267
Associates Corp. ...........................................  6.53    1/17/01    20,000,000       19,720,662
Ford Motor Credit Corp. ....................................  6.47    11/2/00     5,000,000        4,999,101
Ford Motor Credit Corp. ....................................  6.46   11/22/00    15,000,000       14,943,475
General Electric Capital Corp. .............................  6.45   11/17/00    10,000,000        9,971,333
General Electric Capital Corp. .............................  6.44    2/20/01    13,000,000       12,741,863
General Electric Credit Corp. ..............................  6.46    12/1/00    10,000,000        9,946,167
General Motors Acceptance Corp. ............................  6.45   11/20/00    15,000,000       14,948,938
General Motors Acceptance Corp. ............................  6.46   11/27/00    10,000,000        9,953,344
General Motors Acceptance Corp. ............................  6.51     1/9/01    10,000,000        9,875,225
IBM Credit Corp. ...........................................  6.47    11/1/00    10,000,000       10,000,000
International Lease Finance Co. ............................  6.47    11/7/00    18,000,000       17,980,590
                                                                                              --------------
                                                                                                 179,818,757
                                                                                              --------------
FOOD & BEVERAGE PRODUCTS  - 3.8%
Anheuser Busch..............................................  6.46   11/13/00    21,500,000       21,453,703
Hershey Foods...............................................  6.46   11/17/00    10,000,000        9,971,289
Kellogg Co. ................................................  6.45   11/28/00     9,820,000        9,772,496
                                                                                              --------------
                                                                                                  41,197,488
                                                                                              --------------
FOREIGN GOVERNMENT AGENCY  - 1.1%
Province of Quebec..........................................  6.73   11/20/00    11,646,000       11,604,634
                                                                                              --------------

                                   Continued

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR MONEY MARKET FUND                                 OCTOBER 31, 2000
--------------------------------------------------------------------------------
 COMMERCIAL PAPER, CONTINUED

                          SECURITY                                   MATURITY    PRINCIPAL
                        DESCRIPTION                           RATE     DATE       AMOUNT          VALUE
------------------------------------------------------------  ----   --------   -----------   --------------
HEALTH CARE  - 7.7%
Baptist Hospital............................................  6.50%  12/13/00   $20,000,000   $   19,848,334
Becton Dickinson............................................  6.48   11/28/00    11,000,000       10,946,540
Becton Dickinson............................................  6.47    12/8/00    14,000,000       13,906,904
Mt. Sinai Medical Center....................................  6.50    12/5/00     6,237,000        6,198,712
Mt. Sinai Medical Center....................................  6.55     1/4/01     6,000,000        5,930,133
Mt. Sinai Medical Center....................................  6.53    1/11/01     5,000,000        4,935,607
Mt. Sinai Medical Center....................................  6.54    1/12/01     6,258,000        6,176,145
New York Hospital...........................................  6.64     1/5/01    15,869,000       15,681,327
                                                                                              --------------
                                                                                                  83,623,702
                                                                                              --------------
OIL & GAS TRANSMISSION  - 1.4%
Chevron Corp. ..............................................  6.47   12/14/00    10,000,000        9,922,719
Whiting, Indiana Pollution Control..........................  6.56    11/6/00     5,000,000        5,000,000
                                                                                              --------------
                                                                                                  14,922,719
                                                                                              --------------
PHARMACEUTICALS  - 1.7%
Merck Co. ..................................................  6.46   11/29/00    10,000,000        9,949,755
Walgreen....................................................  6.50   11/29/00     8,664,000        8,620,199
                                                                                              --------------
                                                                                                  18,569,954
                                                                                              --------------
UTILITIES  - 4.5%
City of Austin, Texas.......................................  6.64    1/24/01    12,000,000       11,816,600
Jacksonville Electric Authority.............................  6.52    12/6/00    15,000,000       14,999,999
Nebraska Public Power Authority.............................  6.66    12/7/00     9,086,000        9,086,000
Nebraska Public Power Authority.............................  6.70    1/29/01     3,000,000        3,000,000
New York State Power Authority..............................  6.49   12/11/00     3,800,000        3,772,598
South Carolina Public Service Authority.....................  6.51    11/8/00     5,930,000        5,922,494
                                                                                              --------------
                                                                                                  48,597,691
                                                                                              --------------
WASTE DISPOSAL  - 2.3%
Gulf Coast Waste Disposal of Texas, Amoco Oil Project,
 Guaranteed by Amoco Oil....................................  6.59    11/6/00    10,000,000       10,000,000
Gulf Coast Waste Disposal of Texas, Amoco Oil Project,
 Guaranteed by Amoco Oil....................................  6.58    11/1/00     5,480,000        5,480,000
Gulf Coast Waste Disposal of Texas, Amoco Oil Project,
 Guaranteed by Amoco Oil....................................  6.51    11/9/00    10,000,000       10,000,000
                                                                                              --------------
                                                                                                  25,480,000
                                                                                              --------------
TOTAL COMMERCIAL PAPER (Amortized Cost $621,789,671).......................................      621,789,671
                                                                                              --------------

------------------------------------------------------------------------------------------------------------
 MUNICIPAL VARIABLE RATE DEMAND NOTES*  - 10.9%
FINANCE  - 6.6%
Bell County Texas Health Facilities Revenue (MBIA
 Insured)...................................................  6.73    11/1/00     9,500,000        9,500,000
California Housing Authority Series 2000 (LOC Commerzbank
 A.G.)......................................................  6.60    11/1/00    15,000,000       15,000,000
California Housing Financial Agency (LOC Westdeuche
 Landesbank)................................................  6.63    11/1/00    12,000,000       12,000,000
California Housing Financial Agency Revenue (AMBAC
 Insured)...................................................  6.71    11/1/00     5,000,000        5,000,000
California Housing Financial Agency Revenue (FSA Insured)...  6.60    11/1/00    10,000,000       10,000,000
Illinois Health Facilities Revenue for Loyola University
 Health System (MBIA Insured)...............................  6.60    11/1/00     5,685,000        5,685,000
New York State Housing Financial Authority (LOC Bayerische
 Hypotheken)................................................  6.62    11/1/00     6,000,000        6,000,000
New York State Housing Financial Authority (LOC Commerzbank
 A.G.)......................................................  6.62    11/1/00     4,210,000        4,210,000
Rhode Island Student Loan Authority (AMBAC Insured).........  6.60    11/2/00     5,000,000        5,000,000
                                                                                              --------------
                                                                                                  72,395,000
                                                                                              --------------
GENERAL OBLIGATIONS  - 2.1%
Greensboro, North Carolina..................................  6.60    11/1/00     1,100,000        1,100,000
Greensboro, North Carolina..................................  6.60    11/1/00     2,650,000        2,650,000
Texas State, Taxable Series B...............................  6.71    11/1/00    19,100,000       19,100,000
                                                                                              --------------
                                                                                                  22,850,000
                                                                                              --------------

                                   Continued

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR MONEY MARKET FUND                                 OCTOBER 31, 2000
--------------------------------------------------------------------------------
MUNICIPAL VARIABLE RATE DEMAND NOTES, CONTINUED

                          SECURITY                                   MATURITY    PRINCIPAL
                        DESCRIPTION                           RATE     DATE       AMOUNT          VALUE
------------------------------------------------------------  ----   --------   -----------   --------------
HOUSING  - 1.6%
New York City Housing Development...........................  6.60%   11/1/00   $ 3,420,000   $    3,420,000
New York City Housing Development...........................  6.60    11/1/00     1,125,000        1,125,000
New York City Housing Development...........................  6.60    11/1/00       315,000          315,000
New York City Housing Development...........................  6.60    11/1/00     5,800,000        5,800,000
New York City Housing Development, (LOC Bayerische Hypo-Und
 Verein)....................................................  6.60    11/1/00     4,000,000        4,000,000
Texas State Taxable Veterans Housing Assistance Series A2...  6.71    11/1/00     2,500,000        2,500,000
                                                                                              --------------
                                                                                                  17,160,000
                                                                                              --------------
SPECIAL PURPOSE  - 0.6%
Cleveland, Ohio Airport Systems, Series E (LOC Toronto
 Dominion Bank).............................................  6.60    11/1/00     6,745,000        6,745,000
                                                                                              --------------
TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES (Amortized Cost $119,150,000)...................      119,150,000
                                                                                              --------------

------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS  - 8.8%
BANKING  - 4.3%
American Express Centurian Bank*............................  6.59   11/17/00    11,400,000       11,400,000
Bank of America Corp.*......................................  6.65    12/6/00    11,700,000       11,699,329
Bank One Corp.*.............................................  6.78   12/27/00    13,800,000       13,805,317
Fleet National Bank*........................................  6.76    1/20/01     9,600,000        9,603,062
                                                                                              --------------
                                                                                                  46,507,708
                                                                                              --------------
FINANCE  - 1.4%
Ford Motor Credit Co.*......................................  6.90    1/16/01    14,700,000       14,720,772
                                                                                              --------------

FINANCIAL  - INVESTMENT BANKER/BROKER  - 3.1%
Bear Stearns Co.*...........................................  6.76   12/15/00     6,600,000        6,600,000
Bear Stearns Co.*...........................................  6.73    1/26/01     6,600,000        6,600,000
Goldman Sachs Group, Inc.*..................................  6.89    1/19/01     9,000,000        9,006,358
Merrill Lynch & Co.*........................................  6.69    1/18/01    12,000,000       11,998,701
                                                                                              --------------
                                                                                                  34,205,059
                                                                                              --------------
TOTAL CORPORATE OBLIGATIONS (Amortized Cost $95,433,539)...................................       95,433,539
                                                                                              --------------
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  - 5.6%
FEDERAL HOME LOAN BANK  - 1.7%
Federal Home Loan Bank......................................  6.75     3/1/01     3,000,000        3,000,000
Federal Home Loan Bank*.....................................  6.84    11/1/00    10,000,000       10,000,000
Federal Home Loan Bank......................................  7.00    5/18/01     5,000,000        5,000,000
                                                                                              --------------
                                                                                                  18,000,000
                                                                                              --------------
STUDENT LOAN MARKETING ASSOCIATION  - 3.9%
Student Loan Marketing Association*.........................  6.62    11/7/00    20,000,000       20,000,000
Student Loan Marketing Association*.........................  6.77    11/7/00    22,500,000       22,500,000
                                                                                              --------------
                                                                                                  42,500,000
                                                                                              --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $60,500,000)......................       60,500,000
                                                                                              --------------

------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT  - 5.2%
BANKING  - 5.2%
Bank of Nova Scotia.........................................  6.71    2/12/01    12,000,000       11,998,555
Deutsche Bank...............................................  7.05     5/2/01    11,400,000       11,398,387
National Bank of Canada.....................................  7.09    7/20/01    12,720,000       12,718,280
Svenska Handelsbank.........................................  6.72    2/12/01     8,580,000        8,579,081
Toronto Dominion............................................  6.68     2/8/01    12,000,000       11,998,764
                                                                                              --------------
TOTAL CERTIFICATES OF DEPOSIT (Amortized Cost $56,693,067).................................       56,693,067
                                                                                              --------------

                                   Continued

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR MONEY MARKET FUND                                 OCTOBER 31, 2000
--------------------------------------------------------------------------------
 MUNICIPAL BONDS  - 0.6%

                          SECURITY                                   MATURITY    PRINCIPAL
                        DESCRIPTION                           RATE     DATE       AMOUNT          VALUE
------------------------------------------------------------  ----   --------   -----------   --------------
GENERAL OBLIGATIONS  - 0.6%
New York City...............................................  7.00%    8/1/01   $ 7,045,000   $    7,054,153
                                                                                              --------------
TOTAL MUNICIPAL BONDS (Amortized Cost $7,054,153)..........................................        7,054,153
                                                                                              --------------

------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  - 11.8%
Goldman, Sachs & Co., 6.60%, purchased on 10/31/00, due
 11/1/00, with a maturity value of $45,008,250
 (collateralized by $46,251,000, various U.S. Government
 Agency Obligations, 4.63%  - 7.54%, 10/15/01  - 10/19/09
 with a total market value of $45,480,385)
Lehman Brothers, 6.54%, purchased on 10/31/00, due 11/1/00,
 with maturity value of $40,231,307 (collateralized by
 $32,980,000 various FNMA, 0.00%  - 6.63%,
 6/9/04  - 1/26/18, and $46,545,000 various FHLB,
 0.00%  - 6.70%, 3/10/14  - 8/10/18, with a total market
 value of $41,030,363)......................................   40,224,000       40,224,000
Morgan Stanley Dean Witter, 6.58%, purchased on 10/31/00,
 due 11/1/00, with a maturity value of $43,007,859
 (collateralized by $3,400,000 FNMA, 5.63%, 5/14/04, and
 $42,814,000 various TVA, 5.38%  -  7.14%,
 11/13/08  - 11/1/25, with a total market value of
 $44,781,365)...............................................   43,000,000       43,000,000
                                                                            --------------
TOTAL REPURCHASE AGREEMENTS (Cost $128,224,000).............                   128,224,000
                                                                            --------------
TOTAL INVESTMENTS (Amortized Cost $1,088,844,430)
 (a)  - 100.1%.............................................                  1,088,844,430
LIABILITIES IN EXCESS OF OTHER ASSETS  -  (0.1)%............                      (619,012)
                                                                            --------------
NET ASSETS  -  100.0%.......................................                $1,088,225,418
                                                                            --------------
                                                                            --------------

---------

(a) Cost and value for federal income tax and financial reporting purposes are the same.

A.G.  -- Aktiengesellschaft (West German Stock Co.)
AMBAC -- American Municipal Bond Assurance Corporation
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Financial Security Assurance
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Insurance Association
TVA   -- Tennessee Valley Authority

* Variable rate investments. The rate presented represents the rate in effect at October 31, 2000. The date presented reflects the next rate change date.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR MONEY MARKET FUND

---------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

ASSETS:
Investments, at value (amortized
 cost $960,620,430)...............               $  960,620,430
Repurchase agreements.............                  128,224,000
                                                 --------------
   TOTAL INVESTMENTS..............                1,088,844,430
Cash..............................                          231
Interest receivable...............                    5,773,928
Prepaid expenses..................                          161
                                                 --------------
   TOTAL ASSETS...................                1,094,618,750
LIABILITIES:
Dividends payable.................  $5,713,321
Accrued expenses and other
 liabilities:
 Investment management............     190,259
 Administration...................      77,713
 Shareholder servicing............     245,507
 Other............................     166,532
                                    ----------
   TOTAL LIABILITIES..............                    6,393,332
                                                 --------------
NET ASSETS........................               $1,088,225,418
                                                 --------------
                                                 --------------
COMPOSITION OF NET ASSETS:
Capital...........................               $1,088,225,265
Accumulated net investment
 income...........................                          153
                                                 --------------
NET ASSETS........................               $1,088,225,418
                                                 --------------
                                                 --------------
CLASS A (INVESTOR) SHARES
 Net Assets.......................               $  462,411,981
 Shares Outstanding...............                  462,411,868
 Net Asset Value, Offering Price
   and Redemption Price per
   share..........................                        $1.00
                                                          -----
                                                          -----
CLASS D (PRIVATE INVESTOR) SHARES
 Net Assets.......................               $  398,720,306
 Shares Outstanding...............                  398,720,305
 Net Asset Value, Offering Price
   and Redemption Price per
   share..........................                        $1.00
                                                          -----
                                                          -----
CLASS Y (ADVISER) SHARES
 Net Assets.......................               $  227,093,131
 Shares Outstanding...............                  227,093,092
 Net Asset Value, Offering Price
   and Redemption Price per
   share..........................                        $1.00
                                                          -----
                                                          -----

---------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Interest............................               $42,846,541
EXPENSES:
Investment management...............  $1,354,207
Administration......................     548,241
Shareholder servicing:
 Class A (Investor) Shares..........   1,685,743
 Class D (Private Investor)
   Shares...........................     355,944
Accounting..........................      43,141
Custodian...........................     199,785
Transfer agent......................      43,358
Other...............................     321,159
                                      ----------
   Total expenses before voluntary
    fee reductions..................                 4,551,578
   Voluntary fee reductions.........                      (434)
                                                   -----------
   NET EXPENSES.....................                 4,551,144
                                                   -----------
NET INVESTMENT INCOME...............                38,295,397
                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.........................               $38,295,397
                                                   -----------
                                                   -----------

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR MONEY MARKET FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE YEAR       FOR THE PERIOD
                                                                  ENDED               ENDED
                                                               OCTOBER 31,         OCTOBER 31,
                                                                   2000                1999
                                                              --------------      --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................  $   38,295,397       $ 12,231,036
 Net realized gains from investment transactions............              --                153
                                                              --------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      38,295,397         12,231,189
                                                              --------------       ------------
DIVIDENDS:
 Net investment income:
   Class A (Investor) Shares (a)............................     (23,309,809)        (6,090,783)
   Class D (Private Investor) Shares (b)....................      (8,234,174)        (1,308,867)
   Class Y (Adviser) Shares (c).............................      (6,751,414)        (4,831,386)
                                                              --------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............     (38,295,397)       (12,231,036)
                                                              --------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........     740,907,333        347,317,932
                                                              --------------       ------------
CHANGE IN NET ASSETS........................................     740,907,333        347,318,085
NET ASSETS:
 Beginning of period........................................     347,318,085                 --
                                                              --------------       ------------
 End of period..............................................  $1,088,225,418       $347,318,085
                                                              --------------       ------------
                                                              --------------       ------------

---------

 (a) The Fund commenced offering Class A (Investor) Shares on November 13, 1998.

 (b) The Fund commenced offering Class D (Private Investor) Shares on April 1, 1999.

 (c) The Fund commenced offering Class Y (Adviser) Shares on November 12, 1998.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR MONEY MARKET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  - CLASS A (INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR       FOR THE PERIOD
                                                                 ENDED          NOVEMBER 13, 1998
                                                              OCTOBER 31,        TO OCTOBER 31,
                                                                  2000               1999(a)
                                                              ------------      -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   1.00            $   1.00
                                                                --------            --------
INVESTMENT ACTIVITIES:
 Net investment income......................................        0.05                0.04
 Net realized gains from investment transactions............          --                0.00*
                                                                --------            --------
 Total from investment activities...........................        0.05                0.04
                                                                --------            --------
DIVIDENDS:
 Net investment income......................................       (0.05)              (0.04)
                                                                --------            --------
 Total dividends............................................       (0.05)              (0.04)
                                                                --------            --------
NET ASSET VALUE, END OF PERIOD..............................    $   1.00            $   1.00
                                                                --------            --------
                                                                --------            --------
TOTAL RETURN................................................        5.60%               4.42%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................    $462,412            $226,783
Ratio of expenses to average net assets.....................        0.77%               0.67%(c)
Ratio of net investment income to average net assets........        5.53%               4.44%(c)
Ratio of expenses to average net assets (d).................        0.77%               0.75%(c)

---------

 *  Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS  - CLASS D (PRIVATE INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR      FOR THE PERIOD
                                                                 ENDED           APRIL 1, 1999
                                                              OCTOBER 31,       TO OCTOBER 31,
                                                                  2000              1999(a)
                                                              ------------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   1.00           $   1.00
                                                                --------           --------
INVESTMENT ACTIVITIES:
 Net investment income......................................        0.06               0.03
 Net realized gains from investment transactions............          --               0.00*
                                                                --------           --------
 Total from investment activities...........................        0.06               0.03
                                                                --------           --------
DIVIDENDS:
 Net investment income......................................       (0.06)             (0.03)
                                                                --------           --------
 Total dividends............................................       (0.06)             (0.03)
                                                                --------           --------
NET ASSET VALUE, END OF PERIOD..............................    $   1.00           $   1.00
                                                                --------           --------
                                                                --------           --------
TOTAL RETURN................................................        5.75%              2.69%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................    $398,720           $ 46,863
Ratio of expenses to average net assets.....................        0.62%              0.59%(c)
Ratio of net investment income to average net assets........        5.78%              4.56%(c)
Ratio of expenses to average net assets (d).................        0.62%              0.62%(c)

---------

 *  Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR MONEY MARKET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  - CLASS Y (ADVISER) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR       FOR THE PERIOD
                                                                 ENDED          NOVEMBER 12, 1998
                                                              OCTOBER 31,        TO OCTOBER 31,
                                                                  2000               1999(a)
                                                              ------------      -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   1.00             $  1.00
                                                                --------             -------
INVESTMENT ACTIVITIES:
 Net investment income......................................        0.06                0.05
 Net realized gains from investment transactions............          --                0.00*
                                                                --------             -------
 Total from investment activities...........................        0.06                0.05
                                                                --------             -------
DIVIDENDS:
 Net investment income......................................       (0.06)              (0.05)
                                                                --------             -------
 Total dividends............................................       (0.06)              (0.05)
                                                                --------             -------
NET ASSET VALUE, END OF PERIOD..............................    $   1.00             $  1.00
                                                                --------             -------
                                                                --------             -------
TOTAL RETURN................................................        6.02%               4.76%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................    $227,093             $73,672
Ratio of expenses to average net assets.....................        0.37%               0.31%(c)
Ratio of net investment income to average net assets........        5.96%               4.77%(c)
Ratio of expenses to average net assets (d).................        0.37%               0.40%(c)

---------

 *  Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND                 OCTOBER 31, 2000

--------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS  - 63.9%
            SECURITY               PRINCIPAL
          DESCRIPTION               AMOUNT          VALUE
--------------------------------  -----------   --------------
FEDERAL FARM CREDIT BANK  - 1.8%
6.39%, 2/13/01..................  $17,500,000   $   17,180,056
6.57%, 12/14/00*................   13,750,000       13,750,000
                                                --------------
                                                    30,930,056
                                                --------------
FEDERAL HOME LOAN BANK  - 22.6%
6.37%, 12/13/00.................   50,000,000       49,628,417
6.38%, 12/15/00.................   45,000,000       44,649,375
6.38%, 12/20/00.................   30,000,000       29,739,483
6.40%, 11/22/00.................   15,000,000       14,944,000
6.41%, 1/10/01..................   45,000,000       44,438,688
6.41%, 1/3/01...................   30,000,000       29,663,475
6.41%. 12/22/00.................    7,000,000        6,936,434
6.42%, 1/24/01..................   33,310,000       32,811,016
6.60%, 1/26/01..................    2,750,000        2,750,000
6.66%, 4/6/01...................    2,750,000        2,750,645
6.69%, 11/1/00*.................   20,000,000       19,999,981
6.75%, 11/17/00.................   40,000,000       39,886,400
6.84%, 11/1/00*.................   25,000,000       25,000,000
6.86%, 11/1/00*.................   50,000,000       50,032,935
                                                --------------
                                                   393,230,849
                                                --------------
FEDERAL HOME LOAN MORTGAGE CORP.  - 15.4%
6.39%, 12/19/00.................   16,968,000       16,823,433
6.39%, 12/7/00..................   16,629,000       16,522,741
6.40%, 11/28/00.................   25,000,000       24,880,000
6.40%, 11/7/00..................   51,000,000       50,945,599
6.41%, 11/10/00.................   50,000,000       49,919,875
6.42%, 1/4/01...................   30,000,000       29,657,600
6.43%, 1/25/01..................   15,532,000       15,296,194
6.43%, 12/26/00.................   45,000,000       44,558,281
6.46%, 6/21/01..................    1,925,000        1,844,922
6.49%, 2/1/01...................   17,500,000       17,212,908
                                                --------------
                                                   267,661,553
                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 7.8%
6.37%, 12/21/00.................   40,000,000       39,646,389
6.40%, 11/22/00.................    2,750,000        2,739,733
6.51%, 1/18/01..................   75,000,000       73,956,534
6.71%, 11/7/00*.................   20,000,000       19,998,395
                                                --------------
                                                   136,341,051
                                                --------------
STUDENT LOAN MARKETING ASSOCIATION  - 16.0%
6.63%, 11/7/00*.................    2,500,000        2,498,051
6.80%, 11/7/00*.................   10,000,000        9,994,459
6.81%, 11/7/00*.................   25,000,000       24,986,127
6.82%, 11/7/00*.................    5,000,000        5,000,000
6.82%, 11/7/00*.................   15,000,000       15,002,223
6.82%, 11/7/00*.................   15,000,000       14,996,663
6.82%, 11/7/00*.................   31,500,000       31,486,339
6.85%, 11/7/00*.................   25,000,000       24,996,040
6.87%, 11/7/00*.................   29,050,000       29,041,780
6.87%, 11/7/00*.................   15,650,000       15,651,302
6.87%, 11/7/00*.................   10,000,000       10,000,000
6.87%, 11/7/00*.................    5,000,000        4,999,270
6.87%, 11/7/00*.................   15,000,000       14,996,735
6.87%, 11/7/00*.................   25,000,000       24,994,747

--------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
            SECURITY               PRINCIPAL
          DESCRIPTION               AMOUNT          VALUE
--------------------------------  -----------   --------------
6.90%, 11/7/00*.................  $15,000,000   $   15,000,000
6.90%, 11/7/00*.................   25,000,000       25,009,192
7.07%, 11/7/00*.................   10,000,000        9,999,903
                                                --------------
                                                   278,652,831
                                                --------------
UTILITIES  - 0.3%
Tennessee Valley Authority,
 6.00% 11/1/00..................    5,000,000        5,000,000
                                                --------------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS (Amortized Cost
 $1,111,816,340)................                 1,111,816,340
                                                --------------

--------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS  - 29.6%
U.S. TREASURY BILLS  - 24.4%
5.95%, 12/28/00**...............   15,000,000       14,858,806
6.03%, 12/14/00**...............   55,000,000       54,608,999
6.03%, 2/8/01**.................    8,000,000        7,867,450
6.04%, 11/2/00**................   35,000,000       34,994,128
6.06%, 11/30/00**...............   25,000,000       24,877,958
6.07%, 1/11/01**................   45,000,000       44,469,078
6.07%, 2/1/01**.................   15,000,000       14,767,317
6.14%, 1/25/01**................   40,000,000       39,428,139
6.15%, 2/15/01**................   35,000,000       34,374,894
6.18%, 11/24/00**...............   40,000,000       39,844,127
6.23%, 11/16/00**...............   70,000,000       69,820,917
6.26%, 11/9/00**................   45,000,000       44,938,300
                                                --------------
                                                   424,850,113
                                                --------------
U.S. TREASURY NOTES  - 5.2%
4.63%, 11/30/00.................   45,000,000       44,939,118
5.00%, 2/28/01..................   20,000,000       19,912,997
5.25%, 1/31/01..................   25,000,000       24,931,886
                                                --------------
                                                    89,784,001
                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Amortized Cost
 $514,634,114)..................                   514,634,114
                                                --------------

--------------------------------------------------------------
 REPURCHASE AGREEMENTS  - 8.6%
Goldman, Sachs & Co., 6.60%,
 purchased on 10/31/00, due
 11/1/00, with a maturity value
 of $40,007,333 (collateralized
 by $46,661,000, various U.S.
 Government Agency Obligations,
 0%  - 6.25%, 3/19/01  -
 8/25/09, with a total market
 value $40,385,172).............   40,000,000       40,000,000
Lehman Brothers, 6.54%,
 purchased on 10/31/00, due
 11/1/00, with maturity value of
 $49,836,052 (collateralized by
 $170,700,047, various U.S.
 Government Agency Obligations,
 0.00%  - 85.96%, 12/25/21  -
 4/25/24, with a total market
 value of 50,931,741)...........   49,827,000       49,827,000

                                   Continued

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND                 OCTOBER 31, 2000

--------------------------------------------------------------
 REPURCHASE AGREEMENTS, CONTINUED
            SECURITY               PRINCIPAL
          DESCRIPTION               AMOUNT          VALUE
--------------------------------  -----------   --------------
Morgan Stanley Dean Witter,
 6.58%, purchased on 10/31/00,
 due 11/1/00, with a maturity
 value of $60,010,967
 (collateralized by $63,775,000,
 various U.S. Government Agency
 Obligations, 0.00%  -  6.56%,
 2/15/01  - 4/29/09, with a
 total market value of
 $61,506,984)...................  $60,000,000   $   60,000,000
                                                --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $149,827,000)............                   149,827,000
                                                --------------

--------------------------------------------------------------
 CONTINUED
                                                    VALUE
                                                --------------
TOTAL INVESTMENTS (Amortized
 Cost $1,776,277,454)(a) - 102.1%               $1,776,277,454
                                                --------------
LIABILITIES IN EXCESS OF OTHER
 ASSETS  - (2.1)%..............                    (35,719,394)
                                                --------------
NET ASSETS  - 100.0%...........                 $1,740,558,060
                                                --------------
                                                --------------

---------

(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at October 31, 2000. The date presented reflects the next rate change date.

 ** Rate disclosed represents effective yield at October 31, 2000.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

ASSETS:
Investments, at value
 (amortized cost
 $1,776,277,454)................                $1,776,277,454
Cash............................                           230
Interest receivable.............                     7,900,551
Receivable for capital shares
 issued.........................                        24,913
Prepaid expenses................                           797
                                                --------------
   TOTAL ASSETS.................                 1,784,203,945
LIABILITIES:
Dividends payable...............  $ 8,196,751
Payable for capital shares
 redeemed.......................        4,793
Securities purchased payable....   34,392,964
Accrued expenses and other
 liabilities:
 Investment management..........      285,348
 Administration.................      117,544
 Distribution...................          123
 Shareholder servicing..........      459,877
 Other..........................      188,485
                                  -----------
   TOTAL LIABILITIES............                    43,645,885
                                                --------------
NET ASSETS......................                $1,740,558,060
                                                --------------
                                                --------------
COMPOSITION OF NET ASSETS:
Capital.........................                $1,740,414,659
Accumulated net realized gains
 from investment transactions...                       143,401
                                                --------------
NET ASSETS......................                $1,740,558,060
                                                --------------
                                                --------------
CLASS A (INVESTOR) SHARES
 Net Assets.....................                $1,024,292,490
 Shares Outstanding.............                 1,024,167,312
 Net Asset Value, Offering Price
   and Redemption Price per
   share........................                         $1.00
                                                         -----
                                                         -----
CLASS B SHARES
 Net Assets.....................                $      119,487
 Shares Outstanding.............                       119,477
 Net Asset Value, Offering Price
   and Redemption Price per
   share*.......................                         $1.00
                                                         -----
                                                         -----
CLASS D (PRIVATE INVESTOR) SHARES
 Net Assets.....................                $  566,879,105
 Shares Outstanding.............                   566,867,077
 Net Asset Value, Offering Price
   and Redemption Price per
   share........................                         $1.00
                                                         -----
                                                         -----
CLASS Y (ADVISER) SHARES
 Net Assets.....................                $  149,266,978
 Shares Outstanding.............                   149,260,793
 Net Asset Value, Offering Price
   and Redemption Price per
   share........................                         $1.00
                                                         -----
                                                         -----

---------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Interest..........................               $   92,337,573
EXPENSES:
Investment management.............  $3,101,264
Administration....................   1,258,857
Distribution:
 Class B Shares...................         894
Shareholder servicing:
 Class A (Investor) Shares........   4,029,429
 Class B Shares...................         297
 Class D (Private Investor)
   Shares.........................   1,120,896
Accounting........................      49,279
Custodian.........................     180,242
Transfer agent....................      65,843
Other.............................     774,966
                                    ----------
   TOTAL EXPENSES.................                   10,581,967
                                                 --------------
NET INVESTMENT INCOME.............                   81,755,606
                                                 --------------
Net realized gains from investment
 transactions.....................                      143,400
                                                 --------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS..................               $   81,899,006
                                                 --------------
                                                 --------------

---------
* Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE YEARS ENDED
                                                                         OCTOBER 31,
                                                              ----------------------------------
                                                                   2000                1999
                                                              --------------      --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................  $   81,755,606      $   55,523,103
 Net realized gains from investment transactions............         143,400             132,150
                                                              --------------      --------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.............      81,899,006          55,655,253
                                                              --------------      --------------
DIVIDENDS:
 Net investment income:
   Class A (Investor) Shares................................     (52,324,115)        (43,105,464)
   Class B Shares...........................................          (5,497)             (4,070)
   Class D (Private Investor) Shares (a)....................     (24,016,629)        (10,132,348)
   Class Y (Adviser) Shares.................................      (5,409,365)         (2,281,221)
 In excess of net investment income:
   Class A (Investor) Shares................................              --              (1,373)
   Class D (Private Investor) Shares (a)....................              --                 (24)
   Class Y (Adviser) Shares.................................              --                 (59)
 Net realized gains from investment transactions:
   Class A (Investor) Shares................................         (85,766)            (80,896)
   Class B Shares...........................................             (10)                 (7)
   Class D (Private Investor) Shares (a)....................         (39,757)                 --
   Class Y (Adviser) Shares.................................          (5,161)             (2,248)
                                                              --------------      --------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............     (81,886,300)        (55,607,710)
                                                              --------------      --------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........     303,168,842         347,436,896
                                                              --------------      --------------
CHANGE IN NET ASSETS........................................     303,181,548         347,484,439
NET ASSETS:
 Beginning of period........................................   1,437,376,512       1,089,892,073
                                                              --------------      --------------
 End of period..............................................  $1,740,558,060      $1,437,376,512
                                                              --------------      --------------
                                                              --------------      --------------

---------

(a) The Fund commenced offering Class D (Private Investor) Shares on April 1, 1999.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                               FOR THE YEARS ENDED     ONE MONTH                 FOR THE YEARS ENDED
                                                   OCTOBER 31,        PERIOD ENDED                  SEPTEMBER 30,
                                              ---------------------   OCTOBER 31,       ----------------------------------
                                                 2000        1999         1998            1998          1997        1996
                                              ----------   --------   ------------      --------      --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD........  $     1.00   $   1.00    $     1.00       $   1.00      $   1.00    $   1.00
                                                ----------   --------    ----------     --------      --------    --------
INVESTMENT ACTIVITIES:
 Net investment income......................        0.05       0.04          0.00*          0.05          0.05        0.05
 Net realized gains from investment
   transactions.............................        0.00*      0.00*         0.00*          0.00*         0.00*         --
                                              ----------   --------    ----------       --------      --------    --------
 Total from investment activities...........        0.05       0.04          0.00*          0.05          0.05        0.05
                                              ----------   --------    ----------       --------      --------    --------
DIVIDENDS:
 Net investment income......................       (0.05)     (0.04)        (0.00)*        (0.05)        (0.05)      (0.05)
 In excess of net investment income.........          --      (0.00)*          --             --            --          --
 Net realized gains from investment
   transactions.............................       (0.00)*    (0.00)*          --          (0.00)*          --          --
                                              ----------   --------    ----------       --------      --------    --------
 Total dividends............................       (0.05)     (0.04)        (0.00)*        (0.05)        (0.05)      (0.05)
                                              ----------   --------    ----------       --------      --------    --------
                                              ----------   --------    ----------       --------      --------    --------
NET ASSET VALUE, END OF PERIOD..............  $     1.00   $   1.00    $     1.00       $   1.00      $   1.00    $   1.00
                                              ----------   --------    ----------       --------      --------    --------
                                              ----------   --------    ----------       --------      --------    --------
TOTAL RETURN................................        5.32%      4.24%         0.39%(a)       5.00%         4.89%       4.98%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........  $1,024,292   $932,874    $1,055,163       $988,236      $505,702    $246,368
Ratio of expenses to average net assets.....        0.75%      0.66%         0.50%(b)       0.52%         0.59%       0.57%
Ratio of net investment income to average
 net assets.................................        5.20%      4.16%         4.40%(b)       4.89%         4.80%       4.80%
Ratio of expenses to average net assets.....        0.75%      0.66%         0.60%(b)(c)    0.62%(c)      0.71%(c)    0.75%(c)

---------

 * Less than $0.005 per share.
(a) Not annualized.
(b) Annualized.
(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- CLASS B SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE YEARS ENDED        ONE MONTH       FOR THE PERIOD
                                                                     OCTOBER 31,           PERIOD ENDED    FEBRUARY 2, 1998
                                                              --------------------------   OCTOBER 31,     TO SEPTEMBER 30,
                                                                  2000          1999           1998            1998(a)
                                                              ------------   -----------   ------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 1.00        $ 1.00         $ 1.00            $ 1.00
                                                                 ------        ------         ------            ------
INVESTMENT ACTIVITIES:
 Net investment income......................................       0.05          0.04           0.00*             0.00*
 Net realized gains from investment transactions............       0.00*         0.00*          0.00*               --
                                                                 ------        ------         ------            ------
 Total from investment activities...........................       0.05          0.04           0.00*             0.00*
                                                                 ------        ------         ------            ------
DIVIDENDS:
 Net investment income......................................      (0.05)        (0.04)         (0.00)*           (0.00)*
 Net realized gains from investment transactions............      (0.00)*       (0.00)*           --                --
                                                                 ------        ------         ------            ------
 Total dividends............................................      (0.05)        (0.04)         (0.00)*           (0.00)*
                                                                 ------        ------         ------            ------
NET ASSET VALUE, END OF PERIOD..............................     $ 1.00        $ 1.00         $ 1.00            $ 1.00
                                                                 ------        ------         ------            ------
                                                                 ------        ------         ------            ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................       4.72%         3.54%          0.32%(b)          0.22%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................     $  119        $  119         $  113            $  113
Ratio of expenses to average net assets.....................       1.32%         1.34%          1.25%(c)          1.27%(c)
Ratio of net investment income to average net assets........       4.61%         3.49%          3.65%(c)          4.14%(c)
Ratio of expenses to average net assets.....................       1.32%         1.34%          1.35%(c)(d)        1.37%(c)(d)

---------

 *  Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- CLASS D (PRIVATE INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   FOR THE YEAR        FOR THE PERIOD
                                                                      ENDED           APRIL 1, 1999 TO
                                                                   OCTOBER 31,          OCTOBER 31,
                                                                       2000               1999 (a)
                                                                   ------------       ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $   1.00             $   1.00
                                                                     --------             --------
INVESTMENT ACTIVITIES:
 Net investment income......................................             0.05                 0.03
 Net realized gains from investment transactions............             0.00*                0.00*
                                                                     --------             --------
 Total from investment activities...........................             0.05                 0.03
                                                                     --------             --------
DIVIDENDS:
 Net investment income......................................            (0.05)               (0.03)
 Net realized gains from investment transactions............            (0.00)*              (0.00)*
                                                                     --------             --------
 Total Dividends............................................            (0.05)               (0.03)
                                                                     --------             --------
NET ASSET VALUE, END OF PERIOD..............................         $   1.00             $   1.00
                                                                     --------             --------
                                                                     --------             --------
TOTAL RETURN................................................             5.47%                2.53%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................         $566,879             $465,526
Ratio of expenses to average net assets.....................             0.60%                0.60%(c)
Ratio of net investment income to average net assets........             5.36%                4.26%(c)

---------

 *  Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS Y (ADVISER) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                            FOR THE                             FOR THE
                                                          YEARS ENDED        ONE MONTH        YEARS ENDED       FOR THE PERIOD
                                                          OCTOBER 31,       PERIOD ENDED     SEPTEMBER 30,     JULY 1, 1996 TO
                                                       ------------------   OCTOBER 31,    -----------------    SEPTEMBER 30,
                                                         2000      1999         1998        1998      1997         1996 (a)
                                                       --------   -------   ------------   -------   -------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $   1.00   $  1.00     $  1.00      $  1.00   $  1.00        $ 1.00
                                                         --------   -------     -------      -------   -------        ------
INVESTMENT ACTIVITIES:
 Net investment income...............................      0.06      0.05        0.00*        0.06      0.05          0.01
 Net realized gains from investment transactions.....      0.00*     0.00*         --         0.00*     0.00*           --
                                                       --------   -------     -------      -------   -------        ------
 Total from investment activities....................      0.06      0.05        0.00*        0.06      0.05          0.01
                                                       --------   -------     -------      -------   -------        ------
DIVIDENDS:
 Net investment income...............................     (0.06)    (0.05)      (0.00)*      (0.06)    (0.05)        (0.01)
 In excess of net investment income..................        --     (0.00)*        --           --        --            --
 Net realized gains from investment transactions.....     (0.00)*   (0.00)*        --        (0.00)*      --            --
                                                       --------   -------     -------      -------   -------        ------
 Total dividends.....................................     (0.06)    (0.05)      (0.00)*      (0.06)    (0.05)        (0.01)
                                                       --------   -------     -------      -------   -------        ------
NET ASSET VALUE, END OF PERIOD.......................  $   1.00   $  1.00     $  1.00      $  1.00   $  1.00        $ 1.00
                                                       --------   -------     -------      -------   -------        ------
                                                       --------   -------     -------      -------   -------        ------
TOTAL RETURN.........................................      5.74%     4.57%       0.41%(b)     5.27%     5.15%         1.24%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000's).................  $149,267   $38,858     $34,617      $29,023   $16,180        $1,413
 Ratio of expenses to average net assets.............      0.35%     0.34%       0.25%(c)     0.27%     0.33%         0.43%(c)
 Ratio of net investment income to average net
   assets............................................      5.71%     4.47%       4.65%(c)     5.14%     5.06%         4.90%(c)
 Ratio of expenses to average net assets.............      0.35%     0.34%       0.35%(c)(d)  0.37%(d)  0.45%(d)      0.61%(c)(d)

---------

 *  Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND               OCTOBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------
 COMMERCIAL PAPER AND NOTES  - 100.8%
                                                                                              SHARES OR
                          SECURITY                            MOODY'S/S&P          MATURITY   PRINCIPAL
                        DESCRIPTION                           RATINGS(b)    RATE     DATE       AMOUNT        VALUE
------------------------------------------------------------  -----------   ----   --------   ----------   ------------
COMMERCIAL PAPER  -- 28.0%
Metropolitan Transit Authority..............................    P1/A1+      4.15%   11/6/00   $5,000,000   $  5,000,000
Metropolitan Transit Authority..............................    P1/A1+      4.15    12/1/00    5,000,000      5,000,000
Metropolitan Transit Authority..............................    P1/A1+      4.15    12/8/00    3,500,000      3,500,000
Metropolitan Transit Authority..............................    P1/A1+      4.25    1/19/01    2,500,000      2,500,000
New York City Water Authority...............................     P1/A1      4.30    11/6/00    5,000,000      5,000,000
New York City Water Authority...............................     P1/A1      4.25    11/8/00    3,000,000      3,000,000
New York City, GO...........................................   VMIG1/A1+    4.25    11/8/00    4,000,000      4,000,000
New York State Dormitory Authority..........................    P1/A1+      4.25    11/3/00    3,000,000      3,000,000
New York State Dormitory Authority, Columbia University.....    P1/A1+      3.95    11/1/00    2,000,000      2,000,000
New York State Dormitory Authority, Columbia University.....    P1/A1+      4.20    11/3/00    2,450,000      2,450,000
New York State Dormitory Authority, Columbia University.....    P1/A1+      3.95    11/9/00    3,055,000      3,055,000
New York State Dormitory, Mount Sinai School of Medicine....    P1/A1+      4.00    12/8/00    3,600,000      3,600,000
New York State Environmental................................   VMIG1/A1+    4.15   11/10/00    7,300,000      7,300,000
New York State Environmental................................   VMIG1/A1+    4.10   12/12/00    2,500,000      2,500,000
New York State Power Authority..............................     P1/A1      4.00    11/8/00    7,000,000      7,000,000
New York State Power Authority..............................    NR/A-1      4.30     3/1/01    7,630,000      7,630,000
New York State Water Authority..............................     P1/A1      4.20    11/3/00    5,000,000      5,000,000
New York State, GO..........................................   VMIG1/A1+    4.25    11/8/00    3,100,000      3,100,000
New York State, GO..........................................   VMIG1/A1+    4.20    12/4/00    3,000,000      3,000,000
                                                                                                           ------------
                                                                                                             77,635,000
                                                                                                           ------------
MUNICIPAL NOTES  -- 5.5%
Buffalo, School District, GO, Series E (FSA Insured)........    Aaa/Aaa     5.00    12/1/00      270,000        270,210
Connetquot Central School District, Islip, New York.........    MIG1/NR     5.00    6/29/01    1,100,000      1,104,294
Irvington Union Free School District........................     NR/NR      5.00    6/15/01    1,100,000      1,103,592
Liverpool Central School District...........................     NR/NR      5.00    7/12/01    1,030,000      1,033,070
New York/New Jersey Port Authority..........................    A1/AA-      3.90    12/1/00      830,000        829,863
Oyster Bay, New York, GO....................................     NR/NR      4.50   11/30/00    2,000,000      2,000,838
Syracuse, New York..........................................     NR/NR      5.00    6/29/01    1,650,000      1,656,266
Triborough Bridge & Tunnel Authority New York...............    MIG1/NR     4.35     1/1/01    7,100,000      7,099,999
Triborough Bridge & Tunnel Authority........................    AA3/A+      5.00     1/1/01      280,000        280,383
                                                                                                           ------------
                                                                                                             15,378,515
                                                                                                           ------------
VARIABLE RATE DEMAND NOTES*  -- 67.3%
Albany, Institute of History, Civic Facility Revenue,(LOC
 Keybank)...................................................   VMIG1/NR     4.25    12/1/00    1,100,000      1,100,000
Babylon, New York IDA.......................................  VMIG1/A-1+    4.00    12/1/00    2,920,000      2,920,000
Babylon, New York IDA, AMT (LOC Union Bank of Switzerland
 A.G.)......................................................    NR/A-1+     4.70    12/1/00    2,500,000      2,500,000
Battery Park, New York, Housing Development.................   VMIG1/NR     4.60    12/1/00    5,300,000      5,300,000
Chemung County, Industrial Development Agency, Series A (LOC
 Chase Manhattan Bank)......................................   VMIG1/NR     4.25    12/1/00    1,500,000      1,500,000
Fulton County, Industrial Development Agency, Mills Inc.
 Project, Series G (LOC FleetBoston Financial Corp.)........    NR/A-1      5.00    12/1/00      130,000        130,000
Great Neck North, New York, Water Authority, Water System...   VMIG1/A1+    4.20    12/1/00      500,000        500,000
Hempstead, New York IDA Nassau Energy (LOC Toronto Dominion
 Bank)......................................................    NR/A-1+     4.15    12/1/00    1,000,000      1,000,000
Long Island Power Authority (LOC ABN Amro Bank NV)..........  VMIG1/A-1+    4.55    12/1/00    1,570,000      1,570,000
Long Island Power Authority (LOC West Deutsche
 Landesbank)................................................  VMIG1/A-1+    4.20    12/1/00    7,300,000      7,300,000
Long Island Power Authority (MBIA Insured)..................  VMIG1/A-1+    4.25    12/1/00    4,000,000      4,000,000
Monroe County Industrial Development........................     NR/NR      4.88    12/1/00    1,700,000      1,700,000
Municipal Assistance Corp. New York.........................    Aa1/AA+     5.50     7/1/01    1,000,000      1,007,703
Nassau County, GO...........................................    Aaa/Aaa     5.00    11/1/00      690,000        690,000
Nassau County, New York (LOC Bayerische Landsesbank)........   MIG1/SP1+    6.00    3/20/01    1,650,000      1,659,270

                                   Continued

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND               OCTOBER 31, 2000

--------------------------------------------------------------------------------
 COMMERCIAL PAPER AND NOTES, CONTINUED

                                                                                              SHARES OR
                          SECURITY                            MOODY'S/S&P          MATURITY   PRINCIPAL
                        DESCRIPTION                           RATINGS(b)    RATE     DATE       AMOUNT        VALUE
------------------------------------------------------------  -----------   ----   --------   ----------   ------------
VARIABLE RATE DEMAND NOTES, CONTINUED
New York City Cultural Trust for the Museum of Natural
 History....................................................  VMIG1/A-1+    4.00%    4/4/01   $7,000,000   $  7,000,000
New York City Health & Hospital (LOC Canadian Imperial
 Bank)......................................................  VMIG1/A-1-    4.10    12/1/00    1,900,000      1,900,000
New York City Housing Development Corporation...............    AA2/Aa      4.65     5/1/01    1,250,000      1,250,000
New York City Industrial Development Agency.................   Vmig/A-1+    4.75     1/1/01      900,000        900,000
New York City Transitional Finance Authority................    AA2/AA+     4.00   11/15/00      550,000        549,988
New York City Transitional Finance Authority................   Vmig/A1+     4.20    12/1/00    2,000,000      2,000,000
New York City Transitional Finance Authority................    Vmig/A1     4.25    12/1/00    6,000,000      6,000,000
New York City Water Financial Authority.....................    Aaa/Aaa     6.25   12/15/00    4,000,000      4,048,110
New York City, Dormitory Authority..........................   VMIG1/A1+    4.35    2/15/01    2,300,000      2,300,000
New York City, Multi-Family Rental..........................    NR/A1+      4.15   11/15/00    1,100,000      1,100,000
New York City, GO...........................................    Aaa/Aaa     3.00   11/15/00      550,000        549,743
New York City, GO...........................................     A2/A       3.00   11/15/00      380,000        379,784
New York City, GO...........................................   VMIG1/A1+    4.20    12/1/00    4,500,000      4,500,000
New York City, GO...........................................     Aaa/A      6.90     2/1/01      280,000        281,665
New York City, GO...........................................   Vmig/A-1+    4.40     6/8/01    2,400,000      2,400,000
New York City, GO (LOC Morgan Guaranty Trust)...............   VMIG1/A1+    4.75    12/1/00    2,800,000      2,800,000
New York City, GO (LOC Morgan Guaranty Trust)...............  VMIG1/A-1+    4.75    12/1/00      700,000        700,000
New York City, GO, Series F-4, (LOC Landesbank Hessen)......  VMIG1/A-1+    4.15    12/1/00      700,000        700,000
New York City, GO, Sub-Series A-6 (LOC Landesbank Hessen)...  VMIG1/A-1+    4.15    12/1/00      500,000        500,000
New York City, GO, Sub-Series A-6 (LOC Landesbank Hessen)...   VMG1/A-1+    4.15    12/1/00      500,000        500,000
New York City, New York (LOC Societe Generale)..............  VMIG1/A-1+    4.15    12/1/00    6,700,000      6,700,000
New York City, New York, GO (FGIC Insured)..................  VMIG1/A-1+    4.75     1/1/01      800,000        800,000
New York City, New York, GO (LOC Commerzbank A.G.)..........  VMIG1/A-1+    4.20    12/1/00    6,700,000      6,700,000
New York City, New York, Health & Hospital Corp. (LOC Morgan
 Guaranty Trust)............................................   VMIG1/A1+    4.20    12/1/00      900,000        900,000
New York City, New York, Health & Hospital(LOC Commerzbank
 A.G.)......................................................   VMIG1/A1+    4.10    12/1/00      400,000        400,000
New York City Housing Development Corp......................    NR/A1+      4.20   11/15/00    1,600,000      1,600,000
New York New York City Individual Development...............    NR/A-1+     4.20    12/1/00      400,000        400,000
New York State Dormitory Authority..........................   VMIG1/A1     4.20    12/1/00    1,160,000      1,160,000
New York State Dormitory Authority (LOC Chase Manhattan
 Bank)......................................................  VMIG1/A-1+    4.15    12/1/00    4,000,000      4,000,000
New York State Dormitory Authority, Cornell University......   Aa1/A-1+     4.10    12/1/00    7,000,000      7,000,000
New York State Energy Research & Development Pollution
 Control Revenue for Rochester Gas & Electric (MBIA
 Insured)...................................................  VMIG1/A-1+    4.00    12/1/00    5,800,000      5,800,000
New York State Housing Authority, AMT (LOC Fleet Bank)......   VMIG1/NR     4.15    12/1/00    7,300,000      7,300,000
New York State Housing Authority, AMT (LOC Fleet Bank)......   VMIG1/NR     4.20    12/1/00    7,700,000      7,700,000
New York State Housing Finance Agency.......................   VMIG1/NR     4.15    12/1/00    1,400,000      1,400,000
New York State Housing Finance Agency.......................   VMIG1/NR     4.20    12/1/00    2,000,000      2,000,000
New York State Housing Finance Agency.......................   VMIG1/NR     4.35    8/15/01    1,100,000      1,100,000
New York State Housing Financial Agency (LOC Commerzbank
 A.G.)......................................................  VMIG1/A-1+    4.00   11/15/00    1,500,000      1,500,000
New York State Housing Financial Agency, AMT (LOC Chase
 Manhattan Bank)............................................   VMIG1/NR     4.20    12/1/00    5,500,000      5,500,000
New York State Local Government Assistance (LOC Bank of Nova
 Scotia)....................................................   VMIG1/A1+    4.05    12/1/00    1,400,000      1,400,000
New York State Local Government Assistance (LOC Societe
 Generale)..................................................  VMIG1/A-1+    4.15    12/1/00    3,600,000      3,600,000
New York State Mental Health Care...........................     A3/A       5.00    2/15/01      990,000        990,960
New York State Power Authority..............................   VMIG1/A1     4.20    12/1/00    1,600,000      1,600,000
New York State Projects Finance Agency......................    Aaa/Aaa     4.30    11/1/00      830,000        830,000
New York State Transportation Authority.....................   BAA1/Aaa     7.25     1/1/01      460,000        472,513
New York State Urban Development............................     Aaa/A      6.50     1/1/01      280,000        281,566
New York State, Energy Research & Development Authority.....   VMIG1/A1+    4.00    12/1/00    4,600,000      4,600,000
New York State, Energy, Research & Development..............   VMIG1/A1+    4.00    12/1/00    5,600,000      5,600,000

                                   Continued

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND               OCTOBER 31, 2000

--------------------------------------------------------------------------------
 COMMERCIAL PAPER AND NOTES, CONTINUED

                                                                                              SHARES OR
                          SECURITY                            MOODY'S/S&P          MATURITY   PRINCIPAL
                        DESCRIPTION                           RATINGS(b)    RATE     DATE       AMOUNT        VALUE
------------------------------------------------------------  -----------   ----   --------   ----------   ------------
VARIABLE RATE DEMAND NOTES, CONTINUED
New York State, Environmental Quality.......................   VMG1/AAA     4.30%   12/5/00   $4,000,000   $  4,000,000
New York State, Housing Finance Agency......................   VMIG1/NR     4.25   11/15/00    4,000,000      4,000,000
New York State, Housing Finance Agency......................   VMIG1/NR     4.10    12/1/00    2,200,000      2,200,000
New York State, Housing Finance Agency......................   VMIG1/NR     4.15    12/1/00    1,900,000      1,900,000
New York State, Housing Finance Agency......................     A1/NR      4.15    12/1/00    1,100,000      1,100,000
New York State, Housing Finance Agency, Series A (LOC
 Bayerische Hypo-Und Vereinsbank)...........................   VMIG1/NR     4.20    12/1/00      500,000        500,000
New York State, Township Authority General Revenue (FGIC
 Insured)...................................................  VMIG1/A-1+    4.60    12/1/00    1,100,000      1,100,000
New York State, Triborough Bridge and Tunnel Authority
 Revenue, Series T, Prerefunded 1/1/01 @102.................    AAA/A+      7.00     1/1/01      420,000        431,422
New York, GO................................................   VMIG1/A1+    4.75    12/1/00      300,000        300,000
New York, New York..........................................   VMIG1/A1+    4.55    12/1/00    2,800,000      2,800,000
New York, New York..........................................    AAA/Aaa     8.25     2/1/01    1,000,000      1,043,158
New York/New Jersey Port Authority..........................   VMIG1/NR     4.40     2/1/01    1,100,000      1,100,000
Niagara County, New York, IDA, Solid Waste Disposal.........    NR/A-1+     4.25    12/1/00      300,000        300,000
Poughkeepsie Industrial Development Agency..................     NR/NR      4.45    12/1/00    1,000,000      1,000,000
Suffolk County, New York Water Authority....................   VMIG1/NR     4.10    12/1/00    3,000,000      3,000,000
Suffolk County, New York Water Authority....................    NR/A1c      4.10    12/1/00    7,000,000      7,000,000
Yonkers, New York, IDA, Civic Facility......................   VMIG1/NR     4.10    12/1/00      400,000        400,000
                                                                                                           ------------
                                                                                                            186,745,882
                                                                                                           ------------
TOTAL COMMERCIAL PAPER AND NOTES (Amortized Cost $279,759,397)..........................................    279,759,397
                                                                                                           ------------

------------------------------------------------------------------------------------
INVESTMENT COMPANIES  - 0.2%
Provident New York Tax-Free Money Market Fund...............  437,708        437,708
                                                                        ------------
TOTAL INVESTMENT COMPANIES (Cost $437,708)..................                 437,708
                                                                        ------------
TOTAL INVESTMENTS (Amortized Cost $280,197,105)(a)  -
 101.0%.....................................................             280,197,105
LIABILITIES IN EXCESS OF OTHER ASSETS  - (1.0)%.............              (2,758,737)
                                                                        ------------
NET ASSETS  - 100.0%........................................            $277,438,368
                                                                        ------------
                                                                        ------------

---------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) The Moody's and Standard & Poor's ('S&P') rating indicated is believed to be the most recent ratings available at October 31, 2000 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While Moody's and S&P may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2000. These ratings are unaudited.

A.G.    -- Aktiengesellschaft (West German Stock Co.)
AMT     -- Alternative Minimum Tax
FGIC    -- Financial Guaranty Insurance Corp.
GO      -- General Obligation
IDA     -- Industrial Development Agency
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Insurance Association
NV      -- Naamloze Vennootschap (Dutch Corporation)
NR      -- Not Rated

* Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at October 31, 2000. The date presented reflects the next rate change date.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

---------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

ASSETS:
Investments, at value (amortized
 cost $280,197,105)................               $280,197,105
Cash...............................                    100,816
Interest and dividends
 receivable........................                  1,670,681
Prepaid expenses...................                        865
                                                  ------------
   TOTAL ASSETS....................                281,969,467
LIABILITIES:
Dividends payable..................  $  854,572
Securities purchased payable.......   3,500,000
Accrued expenses and other
 liabilities:
 Investment management.............      35,421
 Administration....................      19,364
 Shareholder servicing.............      67,779
 Other.............................      53,963
                                     ----------
   TOTAL LIABILITIES...............                  4,531,099
                                                  ------------
NET ASSETS.........................               $277,438,368
                                                  ------------
                                                  ------------
COMPOSITION OF NET ASSETS:
Capital............................               $277,449,904
Accumulated net investment income..                     19,095
Accumulated net realized losses
 from investment transactions......                    (30,631)
                                                  ------------
NET ASSETS.........................               $277,438,368
                                                  ------------
                                                  ------------
CLASS A (INVESTOR) SHARES
 Net Assets........................               $134,841,320
 Shares Outstanding................                134,851,542
 Net Asset Value, Offering Price
   and Redemption Price per share..                      $1.00
                                                         -----
                                                         -----
CLASS B SHARES
 Net Assets........................               $         10
 Shares Outstanding................                         10
 Net Asset Value, Offering Price
   and Redemption Price per
   share*..........................                      $1.00
                                                         -----
                                                         -----
CLASS D (PRIVATE INVESTOR) SHARES
 Net Assets........................               $100,291,405
 Shares Outstanding................                100,292,631
 Net Asset Value, Offering Price
   and Redemption Price per share..                      $1.00
                                                         -----
                                                         -----
CLASS Y (ADVISER) SHARES
 Net Assets........................               $ 42,305,633
 Shares Outstanding................                 42,305,722
 Net Asset Value, Offering Price
   and Redemption Price per share..                      $1.00
                                                         -----
                                                         -----

--------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Interest...............................             $8,570,741
Dividend...............................                 25,408
                                                    ----------
   TOTAL INVESTMENT INCOME.............              8,596,149
EXPENSES:
Investment management..................  $329,359
Administration.........................   178,216
Shareholder servicing:
 Class A (Investor) Shares.............   539,490
 Class D (Private Investor) Shares.....   162,430
Accounting.............................    48,048
Custodian..............................    57,393
Transfer agent.........................    42,236
Other..................................    73,428
                                         --------
   TOTAL EXPENSES......................              1,430,600
                                                    ----------
NET INVESTMENT INCOME..................              7,165,549
                                                    ----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS............................             $7,165,549
                                                    ----------
                                                    ----------

---------
* Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE YEARS ENDED
                                                                       OCTOBER 31,
                                                              ------------------------------
                                                                  2000              1999
                                                              ------------      ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................  $  7,165,549      $  4,152,948
 Net realized gains from investment transactions............            --                28
                                                              ------------      ------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.............     7,165,549         4,152,976
                                                              ------------      ------------
DIVIDENDS:
 Net investment income:
   Class A (Investor) Shares................................    (4,269,368)       (3,173,395)
   Class D (Private Investor) Shares (a)....................    (2,178,933)         (538,125)
   Class Y (Adviser) Shares.................................      (717,206)         (441,428)
                                                              ------------      ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............    (7,165,507)       (4,152,948)
                                                              ------------      ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........   112,426,920           660,003
                                                              ------------      ------------
CHANGE IN NET ASSETS........................................   112,426,962           660,031
NET ASSETS:
   Beginning of period......................................   165,011,406       164,351,375
                                                              ------------      ------------
   End of period............................................  $277,438,368      $165,011,406
                                                              ------------      ------------
                                                              ------------      ------------

---------

 (a) The Fund commenced offering Class D (Private Investor) Shares on April 1, 1999.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                          FOR THE YEARS ENDED OCTOBER 31,
                                                        -------------------------------------------------------------------
                                                          2000           1999           1998           1997          1996
                                                        --------       --------       --------       --------       -------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $   1.00       $   1.00       $   1.00       $   1.00       $  1.00
                                                        --------       --------       --------       --------       -------
INVESTMENT ACTIVITIES:
 Net investment income................................      0.03           0.02           0.03           0.03          0.03
 Net realized gains from investment transactions......        --           0.00*          0.00*          0.00*           --
                                                        --------       --------       --------       --------       -------
 Total from investment activities.....................      0.03           0.02           0.03           0.03          0.03
                                                        --------       --------       --------       --------       -------
DIVIDENDS:
 Net investment income................................     (0.03)         (0.02)         (0.03)         (0.03)        (0.03)
 Net realized gains from investment transactions......        --             --          (0.00)*           --            --
                                                        --------       --------       --------       --------       -------
 Total dividends......................................     (0.03)         (0.02)         (0.03)         (0.03)        (0.03)
                                                        --------       --------       --------       --------       -------
NET ASSET VALUE, END OF PERIOD........................  $   1.00       $   1.00       $   1.00       $   1.00       $  1.00
                                                        --------       --------       --------       --------       -------
                                                        --------       --------       --------       --------       -------
TOTAL RETURN..........................................      3.24%          2.36%          2.95%          3.01%        3.04%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's)...................  $134,841       $113,583       $153,592       $123,324       $78,594
Ratio of expenses to average net assets...............      0.73%          0.70%          0.58%          0.60%         0.54%
Ratio of net investment income to average net assets..      3.17%          2.39%          2.90%          2.98%         2.97%
Ratio of expenses to average net assets...............      0.73%          0.70%          0.66%(a)       0.72%(a)      0.63%(a)

---------

 *  Less than $0.005 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS B SHARES (a)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                                   FOR THE PERIOD
                                                               FOR THE YEARS ENDED OCTOBER 31,     APRIL 29, 1998
                                                              ----------------------------------   TO OCTOBER 31,
                                                                    2000               1999           1998(b)
                                                              -----------------   --------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 1.00             $ 1.00           $ 1.00
                                                                   ------             ------           ------
INVESTMENT ACTIVITIES:
 Net investment income......................................           --                 --             0.01
 Net realized gains from investment transactions............           --                 --             0.00*
                                                                   ------             ------           ------
 Total from investment activities...........................           --                 --             0.01
                                                                   ------             ------           ------
DIVIDENDS:
 Net investment income......................................           --                 --            (0.01)
                                                                   ------             ------           ------
 Total dividends............................................           --                 --            (0.01)
                                                                   ------             ------           ------
NET ASSET VALUE, END OF PERIOD..............................       $ 1.00             $ 1.00           $ 1.00
                                                                   ------             ------           ------
                                                                   ------             ------           ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................           --%                --%            1.24%(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period.................................       $   10             $   10           $   10
Ratio of expenses to average net assets.....................           --                 --             1.33%(d)
Ratio of net investment income to average net assets........           --                 --             2.15%(d)
Ratio of expenses to average net assets.....................           --                 --             1.41%(d)(e)

---------

 *  Less than $0.005 per share.
(a) Class B Shares operated from April 29, 1998 to September 11, 1998. Since September 11, 1998 net assets represent seed money and accordingly no income or expenses have been allocated to the class.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS D (PRIVATE INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                FOR THE YEAR      FOR THE PERIOD
                                                                   ENDED          APRIL 1, 1999
                                                                OCTOBER 31,       TO OCTOBER 31,
                                                                    2000             1999(a)
                                                              ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $   1.00           $  1.00
                                                                  --------           -------
INVESTMENT ACTIVITIES:
 Net investment income......................................          0.03              0.02
 Net realized gains from investment transactions............            --              0.00*
                                                                  --------           -------
 Total from investment activities...........................          0.03              0.02
                                                                  --------           -------
DIVIDENDS:
 Net investment income......................................        (0.03)            (0.02)
                                                                  --------           -------
 Total dividends............................................        (0.03)            (0.02)
                                                                  --------           -------
NET ASSET VALUE, END OF PERIOD..............................      $   1.00           $  1.00
                                                                  --------           -------
                                                                  --------           -------
TOTAL RETURN................................................          3.39%             1.50%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................      $100,291           $39,443
Ratio of expenses to average net assets.....................          0.58%             0.63%(c)
Ratio of net investment income to average net assets........          3.35%             2.51%(c)

---------

 *  Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS Y (ADVISER) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                                             FOR THE PERIOD
                                                                FOR THE YEARS ENDED OCTOBER 31,               JULY 1, 1996
                                                         ----------------------------------------------      TO OCTOBER 31,
                                                          2000         1999         1998         1997           1996(a)
                                                         -------      -------      -------      -------      --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  1.00      $  1.00      $  1.00      $  1.00    $  1.00
                                                              -------      -------      -------      -------    -------
INVESTMENT ACTIVITIES:
 Net investment income......................................     0.04         0.03         0.03         0.03       0.01
 Net realized gains from investment transactions............       --         0.00*        0.00*        0.00*        --
                                                              -------      -------      -------      -------    -------
 Total from investment activities...........................     0.04         0.03         0.03         0.03       0.01
                                                              -------      -------      -------      -------    -------
DIVIDENDS:
 Net investment income......................................    (0.04)       (0.03)       (0.03)       (0.03)     (0.01)
 Net realized gains from investment transactions............       --           --        (0.00)*         --         --
                                                              -------      -------      -------      -------    -------
 Total dividends............................................    (0.04)       (0.03)       (0.03)       (0.03)     (0.01)
                                                              -------      -------      -------      -------    -------
NET ASSET VALUE, END OF PERIOD..............................  $  1.00      $  1.00      $  1.00      $  1.00    $  1.00
                                                              -------      -------      -------      -------    -------
                                                              -------      -------      -------      -------    -------
TOTAL RETURN................................................     3.65%        2.70%        3.21%        3.27%      1.03%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................  $42,306      $11,986      $10,759      $ 8,674    $ 3,714
Ratio of expenses to average net assets.....................     0.33%        0.38%        0.33%        0.35%      0.35%(c)
Ratio of net investment income to average net assets........     3.64%        2.71%        3.15%        3.23%      3.12%(c)
Ratio of expenses to average net assets.....................     0.33%        0.38%        0.41%(d)     0.47%(d)   0.45%(c)(d)

---------

 *  Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000

1. ORGANIZATION:

     The HSBC Investor Funds (the 'Trust'), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the 'Act'), as an open-end management investment company. The Trust contains the following funds (individually a 'Fund,' collectively the 'Funds'):

   FUND                                                         SHORT NAME
   ----                                                         ----------
   HSBC Investor Money Market Fund                              Money Market Fund
   HSBC Investor U.S. Government Money Market Fund              U.S. Government Money Market Fund
   HSBC Investor N.Y. Tax-Free Money Market Fund                N.Y. Tax-Free Money Market Fund

     The Funds are separate series of the Trust and are part of the HSBC Investor Family of Funds. Financial statements for all other series of HSBC Investor Family of Funds are published separately.

     Effective July 15, 2000 the Republic Funds, along with all Funds within the Trust, were renamed the HSBC Investor Funds.

     The Funds are authorized to issue five classes of shares, Class A (Investor) Shares, Class B Shares, Class C Shares, Class D (Private Investor) Shares and Class Y (Adviser) Shares. For the year ended October 31, 2000 no Class C shares were outstanding. For the year ended October 31, 2000 no Class B Shares were outstanding for the Money Market Fund. Each class of shares in each Fund has identical rights and privileges, except with respect to fees paid under shareholder servicing and/or distribution plans, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION:

     Investments of the Funds are valued at amortized cost, which approximates market value, except for investments in other money market funds, which are priced at net asset value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for on the date the security is purchased or sold ('trade date'). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

   EXPENSE ALLOCATION:

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the HSBC Investor Family of Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

   DIVIDENDS TO SHAREHOLDERS:

     Dividends from net investment income are declared daily and paid monthly from each Fund. Dividends from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

     The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to paid-in capital; temporary differences do not require reclassification.

   REPURCHASE AGREEMENTS:

     The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a 'primary dealer' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

                                   Continued

HSBC INVESTOR FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000

   FEDERAL INCOME TAXES:

     Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify as a 'regulated investment company' under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3. RELATED PARTY TRANSACTIONS:

   INVESTMENT MANAGEMENT:

     On December 31, 1999, HSBC Holdings plc, a registered bank holding company, acquired Republic New York Corporation. Subsequently, Republic National Bank of New York, which serves as Investment Manager to the Funds, was renamed HSBC Bank USA ('HSBC'). For its services, HSBC receives a fee, accrued daily and paid monthly, based on the following schedule:

                                                                    INVESTMENT MANAGEMENT FEES
                                                                 ---------------------------------
                                                                 ANNUAL FEES AS
                                                                 A PERCENTAGE OF
                                                                  AVERAGE DAILY    FEE VOLUNTARILY
                                                                   NET ASSETS          REDUCED
                                                                   ----------          -------
   Money Market Fund...........................................       0.20%             $434
   U.S. Government Money Market Fund...........................       0.20%               --
   New York Tax-Free Money Market Fund.........................       0.15%               --

   ADMINISTRATION:

     BISYS Fund Services Ohio, Inc. ('BISYS Ohio'), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Trust are affiliated, serves the Trust as Administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Trust. Under the terms of the administration agreement, BISYS Ohio receives from the Funds a fee accrued daily and paid monthly at an annual rate of:

                                                                 ADMINISTRATION
   BASED ON AVERAGE DAILY NET ASSETS                                FEE RATE
   ---------------------------------                                --------
   Up to $1 billion............................................       0.10%
   In excess of $1 billion but not exceeding $2 billion........       0.08%
   In excess of $2 billion.....................................       0.07%

     The fee breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each of the HSBC Investor Family of Funds based upon its pro-rata share of net assets.

   DISTRIBUTION PLAN:

     BISYS Fund Services Limited Partnership ('BISYS'), a wholly-owned subsidiary of The BISYS Group, Inc., serves the Trust as the Distributor (the 'Distributor'). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Funds to the Distributor at a rate not to exceed 0.25%, 0.75%, 0.75% and 0.25% of the average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares and Class D (Private Investor) Shares of the Fund, respectively, for amounts representing actual expenses incurred by the Distributor for marketing costs and services rendered in distributing each Fund's shares.

     For the year ended October 31, 2000, no distribution fees were charged except U.S. Government Money Market Fund, Class B Shares.

   SHAREHOLDER SERVICING:

     The Trust has entered into a Shareholder Servicing Agreement with its shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Servicing Agreement may not exceed 0.60%, 1.00%, 1.00% and 0.25% per annum of each Fund's average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares and Class D (Private Investor) Shares, respectively.

   FUND ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN:

     BISYS Ohio provides fund accounting and transfer agency services for all classes of each Fund. In addition, HSBC serves as custodian for the Funds. For services to the Funds, BISYS Ohio and HSBC receive an annual per fund fee accrued daily and paid monthly.

                                   Continued

HSBC INVESTOR FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000

4.  CAPITAL SHARE TRANSACTIONS:

     The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. All capital share transactions have been processed at a net asset value of $1.00 per share. Transactions in capital and shares of beneficial interest by class for the year ended October 31, 2000 were as follows:

                                                                      U.S. GOVERNMENT                   N.Y. TAX-FREE
                                      MONEY MARKET FUND              MONEY MARKET FUND                MONEY MARKET FUND
                                ---------------------------  ---------------------------------  -----------------------------
                                   FOR THE        FOR THE         FOR THE          FOR THE         FOR THE        FOR THE
                                    YEAR          PERIOD           YEAR             YEAR            YEAR           YEAR
                                    ENDED          ENDED           ENDED            ENDED           ENDED          ENDED
                                 OCTOBER 31,    OCTOBER 31,     OCTOBER 31,      OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                    2000           1999            2000             1999            2000           1999
                                    ----           ----            ----             ----            ----           ----
CAPITAL TRANSACTIONS:
CLASS A (INVESTOR) SHARES (a):
 Proceeds from shares
   issued.....................  $ 808,040,652  $ 486,435,538  $ 1,240,671,287  $ 1,233,797,888  $ 254,682,274  $ 346,775,888
 Dividends reinvested.........     21,810,476      5,235,795       50,763,394       42,303,365      4,148,844      3,078,322
 Cost of shares redeemed......   (594,222,197)  (264,888,396)  (1,200,024,413)  (1,398,425,548)  (237,573,063)  (389,862,797)
                                -------------  -------------  ---------------  ---------------  -------------  -------------
Class A (Investor) Shares
 capital transactions.........    235,628,931    226,782,937       91,410,268     (122,324,295)    21,258,055    (40,008,587)
                                -------------  -------------  ---------------  ---------------  -------------  -------------
CLASS B SHARES:
 Proceeds from shares
   issued.....................             --             --               --            5,700             --             --
 Dividends reinvested.........             --             --              633              384             --             --
 Cost of shares redeemed......             --             --               --               --             --             --
                                -------------  -------------  ---------------  ---------------  -------------  -------------
Class B capital
 transactions.................             --             --              633            6,084             --             --
                                -------------  -------------  ---------------  ---------------  -------------  -------------
CLASS D (PRIVATE INVESTOR)
 SHARES (b):
 Proceeds from shares
   issued.....................    694,829,084    118,010,668    1,663,031,449      976,577,861    238,182,645    184,775,978
 Dividends reinvested.........      6,408,126      1,085,432       18,591,821        7,146,969      1,201,875        354,232
 Cost of shares redeemed......   (349,380,362)   (72,232,643)  (1,580,272,368)    (518,208,655)  (178,535,243)  (145,686,856)
                                -------------  -------------  ---------------  ---------------  -------------  -------------
Class D (Private Investor)
 Shares capital
 transactions.................    351,856,848     46,863,457      101,350,902      465,516,175     60,849,277     39,443,354
                                -------------  -------------  ---------------  ---------------  -------------  -------------
CLASS Y (ADVISER) SHARES (c):
 Proceeds from shares
   issued.....................  1,059,117,465    609,954,236      568,179,795      474,145,246    144,787,394    166,565,291
 Dividends reinvested.........      5,265,153      4,270,991        2,101,150          577,952        192,456        158,384
 Cost of shares redeemed......   (910,961,064)  (540,553,689)    (459,873,906)    (470,484,266)  (114,660,262)  (165,498,439)
                                -------------  -------------  ---------------  ---------------  -------------  -------------
 Class Y (Adviser) Shares
   capital transactions.......    153,421,554     73,671,538      110,407,039        4,238,932     30,319,588      1,225,236
                                -------------  -------------  ---------------  ---------------  -------------  -------------
 Change in net assets from
   capital transactions.......  $ 740,907,333  $ 347,317,932  $   303,168,842  $   347,436,896  $ 112,426,920  $     660,003
                                -------------  -------------  ---------------  ---------------  -------------  -------------
                                -------------  -------------  ---------------  ---------------  -------------  -------------
SHARE TRANSACTIONS:
CLASS A (INVESTOR) SHARES (a):
 Issued.......................    808,040,652    486,435,538    1,240,671,287    1,233,797,888    254,682,274    346,775,888
 Reinvested...................     21,810,476      5,235,795       50,763,394       42,303,365      4,148,844      3,078,322
 Redeemed.....................   (594,222,197)  (264,888,396)  (1,200,024,413)  (1,398,425,548)  (237,573,063)  (389,862,797)
                                -------------  -------------  ---------------  ---------------  -------------  -------------
Change in Class A (Investor)
 Shares.......................    235,628,931    226,782,937       91,410,268     (122,324,295)    21,258,055    (40,008,587)
                                -------------  -------------  ---------------  ---------------  -------------  -------------
CLASS B SHARES:
 Issued.......................             --             --               --            5,700             --             --
 Reinvested...................             --             --              633              384             --             --
 Redeemed.....................             --             --               --               --             --             --
                                -------------  -------------  ---------------  ---------------  -------------  -------------
 Change in Class B Shares.....             --             --              633            6,084             --             --
                                -------------  -------------  ---------------  ---------------  -------------  -------------
CLASS D (PRIVATE INVESTOR)
 SHARES (b):
 Issued.......................    694,829,084    118,010,668    1,663,031,449      976,577,861    238,182,645    184,775,978
 Reinvested...................      6,408,126      1,085,432       18,591,821        7,146,969      1,201,875        354,232
 Redeemed.....................   (349,380,362)   (72,232,643)  (1,580,272,368)    (518,208,655)  (178,535,243)  (145,686,856)
                                -------------  -------------  ---------------  ---------------  -------------  -------------
Change in Class D (Private
 Investor) Shares.............    351,856,848     46,863,457      101,350,902      465,516,175     60,849,277     39,443,354
                                -------------  -------------  ---------------  ---------------  -------------  -------------
CLASS Y (ADVISER) SHARES (c):
 Issued.......................  1,059,117,465    609,954,236      568,179,795      474,145,246    144,787,394    166,565,291
 Reinvested...................      5,265,153      4,270,991        2,101,150          577,952        192,456        158,384
 Redeemed.....................   (910,961,064)  (540,553,689)    (459,873,906)    (470,484,266)  (114,660,262)  (165,498,439)
                                -------------  -------------  ---------------  ---------------  -------------  -------------
Change in Class Y (Adviser)
 Shares.......................    153,421,554     73,671,538      110,407,039        4,238,932     30,319,588      1,225,236
                                -------------  -------------  ---------------  ---------------  -------------  -------------
 Change in shares.............    740,907,333    347,317,932      303,168,842      347,436,896    112,426,920        660,003
                                -------------  -------------  ---------------  ---------------  -------------  -------------
                                -------------  -------------  ---------------  ---------------  -------------  -------------

---------
(a) The Money Market Fund commenced offering Class A (Investor) Shares on November 13, 1998.

(b) The Funds commenced offering Class D (Private Investor) Shares on April 1, 1999.

(c) The Money Market Fund commenced offering Class Y (Adviser) Shares on November 12, 1998.
                                   Continued

HSBC INVESTOR FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000

5. CONCENTRATION OF CREDIT RISK:

     The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED):

     For federal income tax purposes, the following Funds have capital loss carryforwards as of October 31, 2000, which are available to offset capital gains, if any:

                                                                 AMOUNT    EXPIRES
                                                                 ------    -------
   New York Tax-Free Money Market Fund.........................  $13,842    2003
                                                                   5,393    2004
                                                                   9,911    2005
                                                                   1,485    2006
                                                                 -------
                                                                 $30,631
                                                                 -------
                                                                 -------

     During the year ended October 31, 2000, the New York Tax-Free Money Market Fund declared $6,707,520 of tax-exempt income distributions.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and
Board of Trustees of the
HSBC Investor Funds (formerly Republic Funds):

We have audited the accompanying statements of assets and liabilities of the HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund and HSBC Investor New York Tax-Free Money Market Fund (collectively, the Funds), including the schedules of portfolio investments, as of October 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of October 31, 2000, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

                                                            KPMG LLP

Columbus, Ohio
December 8, 2000

HSBC INVESTOR FUNDS:

INVESTMENT MANAGER
HSBC Bank USA
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

  FOR HSBC BANK USA AND
  HSBC BROKERAGE (USA) INC. CLIENTS:
  HSBC Bank USA
  452 Fifth Avenue
  New York, NY 10018
  1-888-525-5757

  FOR ALL OTHER SHAREHOLDERS:
  HSBC Investor Funds
  P.O. Box 182845
  Columbus, OH 43218-2845
  1-800-782-8183

ADMINISTRATOR, TRANSFER AGENT,
DISTRIBUTOR, AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
HSBC Bank USA
452 Fifth Avenue
New York, NY 10018

INDEPENDENT AUDITORS
KPMG LLP
Two Nationwide Plaza
Suite 1600
Columbus, OH 43215

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006


The HSBC Investor Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the HSBC Investor Funds, which you should read carefully before you invest or send money.

                                                                           12/00




                          STATEMENT OF DIFFERENCES
                          ------------------------

The dagger symbol shall be expressed as .............................. 'D'